Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net (loss) income	$ (21,787)	$ (6,120)	$ 8,338
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation of property and equipment	561	691	681
Amortization of intangible assets	3,466	2,063	2,150
Amortization of right-of-use assets	122	121	92
Amortization of other assets	140	115	72
Investment income	(20)	(6)	0
Loss on disposal of subsidiary	3,865
Goodwill impairment	3,663	0	0
Share-based compensation	314	3,413	0
Changes in operating assets and liabilities:
Accounts receivable and contract assets	2,065	642	(982)
Prepayments and other current assets	(11,162)	(4,746)	(9,697)
Payment of deferred offering costs	0	0	1,095
Lease liabilities	(123)	(121)	(161)
Accounts payable	(55)	(4)	(98)
Contract liabilities	(420)	(326)	(94)
Accrued expenses and other current liabilities	1,664	(712)	(362)
Due to the related parties	0	0	(1,066)
Tax payables	(209)	(601)	551
Inventories	67	19	38
Net cash (used in) provided by operating activities	(17,849)	(5,572)	557
Cash Flows from Investing Activities:
The deposits for AI software	0	(5,897)	0
Acquisition of Bondly HK	(5,330)	(3,815)	0
Purchases of property and equipment	0	(36)	(3,204)
Purchase of intangible assets	0	0	(2,063)
Acquisition in long term investment	(1,152)	0	0
Proceeds on disposal of the subsidiary	1,004	0	0
The deposits for Haicang property	0	0	(4,598)
The deposits for potential acquisition	0	(140)	0
Net cash used in investing activities	(5,478)	(9,888)	(9,865)
Cash Flows from Financing Activities:
Ordinary shares issued for cash	24,483	12,221	0
Due to the related parties	(871)	866
Proceeds from IPO	0	0	14,098
Net cash provided by financing activities	23,612	13,087	14,098
Effect of exchange rate changes on cash and cash equivalents	(83)	3,229	(1,533)
Net increase in cash and cash equivalents	202	856	3,257
Cash at the beginning of year	26,712	25,856	22,599
Cash at the end of year	26,914	26,712	25,856
Supplemental disclosures of cash flows information:
Cash paid for income taxes	115	2,407	2,630
Supplemental disclosures of non-cash flows information:
Obtaining right-of-use assets in exchange for operating lease liabilities	607	54	23
Purchase of intangible assets prepaid in prior year	0	2,808	667
Acquisition of Bondly HK	5,292	2,364	0
Accrued service fees related to the issuance of Class A Ordinary Shares	$ 1,209	$ 0	$ 0